UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30, 2011
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Asset Management Limited
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      028-12636
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            July 27, 2011

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       66
Form 13F Information Table Value Total:       305046
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED MANAGERS GROUP          COM            008252108      19       190SH     SOLE           190
AFLAC INC                          COM            001055102      13       270SH     SOLE           270
ALLIANCEBERNSTEIN HOLDING LP       SBI            01881G106      16       840SH     SOLE           840
APACHE CORP                        COM            037411105   15337    124300SH     SOLE        124300
APPLIED MATLS INC                  COM            038222105      10       750SH     SOLE           750
ARTIO GLOBAL INVS INC              COM CL A       04315B107      15      1300SH     SOLE          1300
BEST BUY INC                       COM            086516101      10       310SH     SOLE           310
BARRETT BILL CORP                  COM            06846N104   15793    340726SH     SOLE        340726
BLACKROCK INC                      COM            09247X101      35       180SH     SOLE           180
BLACKSTONE GROUP L P               COM UNITS      09253U108      22      1340SH     SOLE          1340
CANADIAN NAT RES LTD               COM            136385101   15081    360000SH     SOLE        360000
CARRIZO OIL & GAS INC              COM            144577103    8337    199700SH     SOLE        199700
CHESAPEAKE ENERGY CORP             COM            165167107   14483    487800SH     SOLE        487800
CHEVRON CORP                       COM            166764100   14912    145000SH     SOLE        145000
COMPANHIA ENERGETICA               SPONSORED ADR  204409601     147      7113SH     SOLE          7113
CONOCOPHILLIPS                     COM            20825C104   15082    200590SH     SOLE        200590
DEVON ENERGY CORP                  COM            25179M103   14721    186790SH     SOLE        186790
FEDERATED INVS INC                 COM CL B       314211103      17       730SH     SOLE           730
FOREST OIL CORP                    COM            346091705    7372    276000SH     SOLE        276000
FORTRESS INVESTMENT GROUP          COM CL A       34958B106      16      3320SH     SOLE          3320
FRANKLIN RES                       COM            354613101      24       180SH     SOLE           180
GENERAL DYNAMICS CORP              COM            369550108      28       370SH     SOLE           370
HALLIBURTON CO                     COM            406216101   15696    307770SH     SOLE        307770
HELIX ENERGY SOLUTIONS             COM            42330P107   10526    635630SH     SOLE        635630
HESS CORP                          COM            42809H107   15123    202290SH     SOLE        202290
ILLINOIS TOOL WKS                  COM            452308109      16       280SH     SOLE           280
ITRON INC                          COM            465741106     148      3070SH     SOLE          3070
JA SOLAR HOLDINGS CO LTD           ADR            466090107    7451   1365990SH     SOLE       1365990
JANUS CAP GROUP INC                COM            47102X105      24      2580SH     SOLE          2580
JOHNSON & JOHNSON                  COM            478160104      16       240SH     SOLE           240
L-3 COMMUNICATIONS HLDGS INC       COM            502424104      31       360SH     SOLE           360
LDK SOLAR CO LTD                   ADR            50183L107     148     20220SH     SOLE         20220
MARATHON OIL CORP                  COM            565849106   14746    279920SH     SOLE        279920
MATTEL INC                         COM            577081102      16       590SH     SOLE           590
MEMC ELECTR MATLS INC              COM            552715104     129     15140SH     SOLE         15140
MICROSOFT CORP                     COM            594918104      14       540SH     SOLE           540
NETEASE COM INC                    ADR            64110W102      12       260SH     SOLE           260
NEWFIELD EXPL CO                   COM            651290108   15318    225200SH     SOLE        225200
NEXEN INC                          COM            65334H102   15342    681060SH     SOLE        681060
NOBLE ENERGY INC                   COM            655044105   15267    170335SH     SOLE        170335
OCH ZIFF CAP MGMT GROUP            COM CL A       67551U105      17      1220SH     SOLE          1220
ORMAT TECHNOLOGIES INC             COM            686688102     131      5970SH     SOLE          5970
PATTERSON UTI ENERGY INC           COM            703481101   10610    335640SH     SOLE        335640
PENN VIRGINIA CORP                 COM            707882106    6618    500999SH     SOLE        500999
PEPSICO INC                        COM            713448108      27       390SH     SOLE           390
POSCO                              ADR            693483109      14       130SH     SOLE           130
POWER ONE INC                      COM            73930R102     139     17140SH     SOLE         17140
PROCTER & GAMBLE CO                COM            742718109      15       240SH     SOLE           240
RAYMOND JAMES FINANCIAL INC        COM            754730109      19       580SH     SOLE           580
RENESOLA LTD                       ADS            75971T103     134     25710SH     SOLE         25710
REYNOLDS AMERICAN INC              COM            761713106      29       790SH     SOLE           790
SOHU COM INC                       COM            83408W103      25       350SH     SOLE           350
STATE STR CORP                     COM            857477103      18       410SH     SOLE           410
STR HLDGS INC                      COM            78478V100     128      8570SH     SOLE          8570
SUNCOR ENERGY INC                  COM            867224107   14550    371475SH     SOLE        371475
SUNPOWER CORP                      COM CL B       867652307      50      2997SH     SOLE          2997
SUNTECH PWR HLDGS CO LTD           ADR            86800C104     132     16770SH     SOLE         16770
TAIWAN SEMICONDUCTOR               SPONSORED ADR  874039100      20      1595SH     SOLE          1595
TRIANGLE PETROLEUM CORP            COM            89600B201    1208    187000SH     SOLE        187000
TRINA SOLAR LIMITED                ADR            89628E104    7753    358100SH     SOLE        358100
UNIT CORP                          COM            909218109   16463    270194SH     SOLE        270194
V F CORP                           COM            918204108      18       170SH     SOLE           170
VALERO ENERGY CORP                 COM            91913Y100   15206    594675SH     SOLE        594675
WADDELL & REED FINL INC            COM CL A       930059100      31       840SH     SOLE           840
WAL MART STORES INC                COM            931142103      15       280SH     SOLE           280
YINGLI GREEN ENERGY HLDG CO        ADR            98584B103     163     17700SH     SOLE         17700
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